Debt - Revolving Credit Facility (Details)		12 Months Ended
	Dec. 03, 2019 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 02, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Debt, principal		$ 8,916,000,000					$ 8,168,000,000
Chesapeake revolving credit facility
Debt Instrument [Line Items]
Revolving credit, current borrowing capacity		3,000,000,000.0
Revolving credit, maximum borrowing capacity		4,000,000,000.0
Revolving credit, outstanding		59,000,000
Chesapeake revolving credit facility | Revolving credit facility
Debt Instrument [Line Items]
Debt, principal		$ 1,590,000,000					$ 419,000,000
Alternative base rate (ABR) | Chesapeake revolving credit facility | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate		2.50%
Alternative base rate (ABR) | Chesapeake revolving credit facility | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate		1.50%
London interbank offered rate (LIBOR) | Chesapeake revolving credit facility | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate		3.50%
London interbank offered rate (LIBOR) | Chesapeake revolving credit facility | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate		2.50%
Chesapeake Revolving Credit Facility | Chesapeake revolving credit facility
Debt Instrument [Line Items]
Revolving credit, maximum borrowing capacity	$ 1,500,000,000					$ 1,000,000,000
Reduction in borrowing rate	25.00%
Applicable margin increase	0.01
Required liquidity	$ 250,000,000
Leverage ratio	2.50
Asset sales excess, threshold	$ 50,000,000
Forecast | Chesapeake Revolving Credit Facility | Chesapeake revolving credit facility
Debt Instrument [Line Items]
Leverage ratio			4.00	4.25	4.50